Investments - Fair Values (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	$ 21,522	$ 20,217
Gross unrealized, gains	2,427	1,549
Gross unrealized, losses	(42)	(41)
Fair value	23,907	21,725
U.S. government and agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	1,060	848
Gross unrealized, gains	45	34
Gross unrealized, losses	0	0
Fair value	1,105	882
Municipal
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	1,650	1,483
Gross unrealized, gains	357	279
Gross unrealized, losses	0	(7)
Fair value	2,007	1,755
Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	18,287	17,301
Gross unrealized, gains	2,009	1,170
Gross unrealized, losses	(40)	(30)
Fair value	20,256	18,441
Foreign government
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	91	142
Gross unrealized, gains	5	7
Gross unrealized, losses	0	0
Fair value	96	149
ABS
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	420	316
Gross unrealized, gains	6	4
Gross unrealized, losses	(2)	(3)
Fair value	424	317
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	14	127
Gross unrealized, gains	5	55
Gross unrealized, losses	0	(1)
Fair value	$ 19	$ 181